Description of Operations and Basis Of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Description of Operations and Basis of Presentation [Abstract]
DESCRIPTION OF OPERATIONS AND BASIS OF PRESENTATION

NOTE 1 — DESCRIPTION OF OPERATIONS AND BASIS OF PRESENTATION

Description of operations — Heritage Distilling Holding Company, Inc. (“HDHC” or the “Company”) is a Delaware corporation, for the purpose of investing in, managing, and/or operating businesses that are engaged in the production, sale, or distribution of alcoholic beverages. The Company is headquartered in Gig Harbor, Washington and has one wholly owned subsidiary, Heritage Distilling Company, Inc. (“HDC”), that is included in the condensed consolidated financial statements.

HDC has operated since 2011 as a craft distillery making a variety of whiskeys, vodkas, gins and rums as well as Ready-to-Drink (“RTD”) beverages and operates distillery tasting rooms in Washington and Oregon.

Initial Public Offering — On November 25, 2024, the Company closed an initial public offering (“IPO”) of 1,687,500 shares of common stock at $4.00 per share. Concurrently, the Company also closed a private offering of 382,205 common warrants to purchase shares of common stock with an exercise price of $0.01 per share at $3.99 per warrant. (See Note 7.)

Registration of Common Stock — On January 24, 2025, the Company filed a Form S-1 Registration Statement under the Securities Act of 1933 to register up to a maximum of 5,000,000 shares of common stock and 67,162 shares of common stock issuable upon the exercise of the Commitment Warrants of the up to $15,000,000 aggregate gross purchase price of shares of common stock (the “ELOC Shares”) that have been or may be issued by us to the ELOC Investor (the “Investor”) pursuant to the Securities Purchase Agreement, dated as of January 23, 2025, between the Company and the Investor (the “ELOC Purchase Agreement”), establishing a committed equity facility (the “Facility” or “Equity Line of Credit”). The 67,162 shares of common stock issuable to the Investor upon the exercise of a stock purchase warrant with an exercise price of $0.001 per share (the “Commitment Warrants”) were issued pursuant to the ELOC Purchase Agreement that the Company and the Investor entered into in a letter agreement dated January 23, 2025 under which the Investor shall not be allowed to exercise the Commitment Warrants for a number of shares of common stock that would give it and its affiliates beneficial ownership of an amount of common stock greater than 1% of the total outstanding common stock after giving effect to such conversion. In February 2025, the Investor exercised the Commitment Warrants for $67.

On June 13, 2025, the Company filed a Form S-1 Registration Statement under the Securities Act of 1933 to register up to a maximum of an additional 10,000,000 ELOC Shares (the “June 2025 ELOC Registration Statement”), for an aggregate of 15,000,000 ELOC Shares available under the ELOC Purchase Agreement, which was approved by the shareholders on June 24, 2025.

Business Combination Agreement — On December 9, 2022, the Company entered into a business combination agreement (as amended, the “Business Combination Agreement”) with a publicly-traded special purpose acquisition company (“SPAC”). On May 18, 2023, the Business Combination Agreement was terminated and deferred expenses related to the transaction were expensed. Subsequent to the termination of the Business Combination, the Company successfully consummated an initial public offering (“IPO”) on November 25, 2024.

Basis of Presentation — The accompanying condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the Company’s wholly-owned subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process. Certain accounts relating to the prior year have been reclassified to conform to the current period’s presentation. These reclassifications had no effect on the net income/(loss) or net assets as previously reported.

Stock Split — On May 11, 2024, the Board and Stockholders of the Company approved, and on May 14, 2024 the Company effected, a .57-for-1 reverse stock split. All share and per share numbers included in these financial statements as of and for all periods presented reflect the effect of that stock split unless otherwise noted.

Unaudited Interim Financial Information — The accompanying condensed consolidated balance sheet as of June 30, 2025, the condensed consolidated statement of operations and the condensed consolidated statements of stockholders’ deficit, for the three and six months ended June 30, 2025 and 2024, and the condensed consolidated statement of cash flows for the six months ended June 30, 2025 and 2024 are unaudited. The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include normal recurring adjustments, necessary for the fair statement of the Company’s financial position as of June 30, 2025 and the results of its operations for the three and six months ended June 30, 2025 and 2024 and cash flows for the six months ended June 30, 2025 and 2024. The financial data and other information disclosed in these notes related to the three and six months ended June 30, 2025 and 2024 are also unaudited. The results for the three and six months ended June 30, 2025 are not necessarily indicative of results to be expected for the year ending December 31, 2024, any other interim periods, or any future year or period.

The accompanying consolidated balance sheet as of December 31, 2024 has been derived from the Company’s audited consolidated financial statements for the year ended December 31, 2024. These unaudited interim condensed consolidated financial statements should be read in conjunction with the audited annual consolidated financial statements for the year ended December 31, 2024 included elsewhere in this registration statement.

Liquidity and Going Concern — The accompanying condensed consolidated financial statements have been prepared in conformity with U.S. GAAP, which contemplate continuation of the Company as a going concern. The Company’s recurring net losses, negative working capital, increased accumulated deficit and stockholders’ deficit, raise substantial doubt about its ability to continue as a going concern. During the three months ended June 30, 2025, the Company recorded net (loss) of approximately $(7.3) million. During the six months ended June 30, 2025, the Company recorded net (loss) of approximately $(10.3) million. During the six months ended June 30, 2025, the Company reported net cash used in operations of approximately $3.5 million. On June 30, 2025, the accumulated deficit was approximately $84.5 million and the stockholders’ deficit was approximately $2.9 million. In connection with these condensed consolidated financial statements, management evaluated whether there were conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to meet its obligations as they become due within one year from the date of issuance of these condensed consolidated financial statements. Management assessed that there were such conditions and events, including a history of recurring operating losses, and negative cash flows from operating activities, and significant current debt obligations. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

As of June 30, 2025, the Company believes its current cash balances coupled with anticipated cash flow from operating activities may not be sufficient to meet its working capital requirements for at least one year from the date of the issuance of the accompanying condensed consolidated financial statements. The Company has the ability to raise additional funds by issuing equity or equity-linked securities, including through the equity line of credit (ELOC) finalized in February 2025 or the sale of additional shares of Series B Preferred Stock, or other securities or instruments (See Notes 7 and 14). In addition, management is in discussion with additional third parties about different financing options unrelated to the ELOC or Series B Preferred Stock that would make the use of those securities instruments no longer necessary. The Company is evaluating different term sheets to evaluate the best path forward.

Subsequent to June 30, 2025, on August 11, 2025, the Company entered into subscription agreements and on August 15, 2025 the Company closed on the Offering with certain institutional and accredited investors (collectively the “Investors”) for a private placement of an aggregate of 183,478,891 shares (the “Shares”) of the Company’s common stock, par value $0.0001 per share (the “Common Stock”), and pre-funded warrants (the “Pre-Funded Warrants”) to acquire in the aggregate up to 186,900,000 shares of Common Stock. The purchase price for the Shares was $0.6043 per share (the “Share Price”) and the purchase price for the Pre-Funded Warrants was equal to the Share Price less $0.0001, or $0.6042 per Pre-Funded Warrant. In connection with the announcement of the Offering, the Company announced the launch of its digital asset treasury reserve strategy, effective upon the closing of the Offering, pursuant to which the Company plans to use $IP Tokens as its primary treasury reserve asset on an ongoing basis. The is no assurance that the Company will be able to close on this transaction, or that if it does close the transaction, that it will be with substantially the same terms as described herein. If the transaction closes, the Company will disclose the final details in a related 8-K filing.

The accompanying condensed consolidated financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to its ability to continue as a going concern.

Risks and Uncertainties

Global Conflict, International Relations and Market Reactions

Management continues to monitor the changing landscape of global conflicts, international relations and related market responses, and their potential impacts on its business. The most recent of these concerns are the announcements of tariffs by the United States on imports from several countries around the world, and the corresponding countervailing tariffs announced by those impacted countries as a result. The scale and reach of the trade war initially impacted the public markets negatively and escalated the war of words and saber rattling between the United States and its primary economic adversaries, further elevating tensions. A direct result of the tariffs at this moment is the reported lack of cargo ships on the water between Asia and ports of call in the United States, indicating a possible supply shortage in the coming months for many items.

In addition, escalating tensions and violence in the middle east, led by strikes from, and retaliatory strikes upon, Yemen create further uncertainty. The very recent escalation of armed conflict between India and Pakistan is adding to this uncertainty, and is particularly concerning given that India stands to become a significant trade partner as the United States attempts to force domestic companies to invest more inside the United States and diversify the countries from which they seek imports. The ongoing conflict in Ukraine, which caused initial disruptions in the grain, natural gas and fertilizer markets, continues to create uncertainty Because the Company relies on grains for part of its raw inputs, these disruptions could increase the supply costs. However, since the Company sources all its grain from local or known domestic suppliers, management considers that the impact of the Ukraine war is not significant based on the Company’s history and relationship with the existing farmers and growers. The other potential conflict the Company monitors is the threatening military activity between China and Taiwan. The Company used to primarily source its glass bottles from vendors who used suppliers in China. Given the risks associated with tariffs increases, the Company asked its suppliers to begin looking for glass suppliers in other countries, and that effort remains ongoing. Finally, the ongoing standoff and strikes between Israel and Hamas is keeping tensions in the region high, further feeding uncertainty in the markets, impacting prices for fuel, transportation, freight and other related items.

Inflation

While reports of the core inflation rate subsiding are positive, unknown unreported inflation from the recently announced tariffs and resulting tariff war could increase overall costs across the country as the markets attempt to react to supply disruptions and additional costs. This could put cost pressure on the Company faster than it can raise prices on its products. In such cases the Company could lose money on products, or its margins or profits could decline. In other cases, consumers may choose to forgo making purchases that they do not deem to be essential, thereby impacting the Company’s growth plans. Likewise, labor pressures could continue to increase as employees become increasingly focused on their own standard of living, putting upward labor costs on the Company before the Company has achieved some or all of its growth plans. Management continues to focus on cost containment and is monitoring the risks associated with inflation and will continue to do so for the foreseeable future.

U.S. Government and State Legislative Items

Congress is currently debating a large multi-year tax package. It is unclear at this time what the scale of those tax changes will be and how they would impact the Company. Further, state legislatures have completed much of their legislative agenda items for 2025, including significant tax increases in Washington state. As many of the bills related to those changed are on the Governor’s desk waiting action, the Company will be monitoring the situation to determine if, or how, such changes might impact the Company.

Tariffs

In the first quarter of 2025, the Trump administration announced the imposition of 25% tariff on aluminum, which could increase prices for aluminum cans, impacting the input costs for the Company’s RTDs. In late March and early April the Trump administration instituted blanket tariffs of varying amounts on virtually all countries, resulting in market and consumer apprehension and retaliatory tariffs from many nations on American made goods. The Company remains firm that the Company’s exposure to the cost of tariffs on direct inputs remains low, and retaliatory tariffs on American products has no impact on the Company’s current customer base or revenue as the Company does not export. It is too soon to tell what the trickle down or secondary cost impacts will be on the Company’s business operations from the tariffs on imported goods.

The Company’s suppliers source some of the Company’s glass bottles from markets in Asia subject to recent tariff increases announced by the Trump administration in the first quarter of 2025 and April 2025. The Company does not believe these tariffs will materially impact gross margin as these glass bottles are used to make the Company’s most premium and highest priced products. The Company is also working with its glass bottle suppliers to ensure source diversification away from zones subject to the highest levels of tariffs.

The Company sources some labels and printed collateral from suppliers in Canada, and recent tariffs announced by the Trump administration on Canadian imports in the first quarter of 2025 could impact those items. However, these labels and print collateral items typically have a cost ranging from $0.10 to $1.00 each, and because these labels and print items are used for the Company’s most expensive and premium products, the Company does not believe the imposition of tariffs on those items will have a material effect on gross margin for those products. (See Global Conflict, International Relations and Market Reactions discussion above for further context).

NOTE 1 — DESCRIPTION OF OPERATIONS AND BASIS OF PRESENTATION

Description of operations — Heritage Distilling Holding Company, Inc. (“HDHC” or the “Company”) is a Delaware corporation, for the purpose of investing in, managing, and/or operating businesses that are engaged in the production, sale, or distribution of alcoholic beverages. The Company is headquartered in Gig Harbor, Washington and has one wholly owned subsidiary, Heritage Distilling Company, Inc. (“HDC”), that is included in the consolidated financial statements.

HDC has operated since 2011 as a craft distillery making a variety of whiskeys, vodkas, gins and rums as well as Ready-to-Drink (“RTD”) beverages and operates distillery tasting rooms in Washington and Oregon.

Initial Public Offering — On November 25, 2024, the Company closed an initial public offering (“IPO”) of 1,687,500 shares of common stock at $4.00 per share. Concurrently, the Company also closed a private offering of 382,205 common warrants to purchase shares of common stock with an exercise price of $0.01 per share at $3.99 per warrant. (See Note 9.)

Subsequent Registration of Common Stock — Subsequent to December 31, 2024, on January 24, 2025, the Company filed a Form S-1 Registration Statement under the Securities Act of 1933 to register up to a maximum of 5,000,000 shares of common stock and 67,162 shares of common stock issuable upon the exercise of the Commitment Warrants of the up to $15,000,000 aggregate gross purchase price of shares of common stock (the “ELOC Shares”) that have been or may be issued by us to the ELOC Investor (the “Investor”) pursuant to the Securities Purchase Agreement, dated as of January 23, 2025, between the Company and the Investor (the “ELOC Purchase Agreement”), establishing a committed equity facility (the “Facility” or “Equity Line of Credit”). The 67,162 shares of common stock issuable to the Investor upon the exercise of a stock purchase warrant with an exercise price of $0.001 per share (the “Commitment Warrants”) were issued pursuant to the ELOC Purchase Agreement that the Company and the Investor entered into in a letter agreement dated January 23, 2025 under which the Investor shall not be allowed to exercise the Commitment Warrants for a number of shares of common stock that would give it and its affiliates beneficial ownership of an amount of common stock greater than 1% of the total outstanding common stock after giving effect to such conversion. In February 2025, the Investor exercised the Commitment Warrants for $67.

Business Combination Agreement — On December 9, 2022, the Company entered into a business combination agreement (as amended, the “Business Combination Agreement”) with a publicly-traded special purpose acquisition company (“SPAC”). On May 18, 2023, the Business Combination Agreement was terminated and deferred expenses related to the transaction were expensed. Subsequent to the termination of the Business Combination, the Company successfully consummated an initial public offering (“IPO”) on November 25, 2024.

Basis of Presentation — The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the Company’s wholly-owned subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process. Certain accounts relating to the prior year have been reclassified to conform to the current period’s presentation. These reclassifications had no effect on the net loss or net assets as previously reported.

Stock Split — On May 11, 2024, the Board and Stockholders of the Company approved, and on May 14, 2024 the Company effected, a .57-for-1 reverse stock split. All share and per share numbers included in these financial statements as of and for all periods presented reflect the effect of that stock split unless otherwise noted.

Liquidity and Going Concern — The accompanying consolidated financial statements have been prepared in conformity with U.S. GAAP, which contemplate continuation of the Company as a going concern. The Company’s recurring net losses, negative working capital, increased accumulated deficit and stockholders’ deficit, raise substantial doubt about its ability to continue as a going concern. During the year ended December 31, 2024, the Company recorded net income of approximately $0.7 million (of which approximately $14.8 million of the net income stemmed from gain on investment and the decrease in fair value of certain convertible notes and warrants) and reported net cash used in operations of approximately $11.2 million. On December 31, 2024, the accumulated deficit was approximately $74.1 million and the stockholders’ equity was approximately $0.8 million. Excluding the approximately $14.8 million from the 2024 increase in fair value (approximately $6.0 million inception to date increase in fair value) of the aforementioned convertible notes and warrants: the Company would have incurred a 2024 net loss of approximately $14.1 million; and, at December 31, 2024, the accumulated deficit would have been approximately $68.2 million and the stockholders’ deficit would have been approximately $6.8 million. In connection with these consolidated financial statements, management evaluated whether there were conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to meet its obligations as they become due within one year from the date of issuance of these financial statements. Management assessed that there were such conditions and events, including a history of recurring operating losses, and negative cash flows from operating activities, and significant current debt obligations. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

As of December 31, 2024, the Company believes its current cash balances coupled with anticipated cash flow from operating activities may not be sufficient to meet its working capital requirements for at least one year from the date of the issuance of the accompanying consolidated financial statements. The Company has the ability to raise additional funds by issuing equity or equity-linked securities, including through the equity line of credit (ELOC) finalized in February 2025 or the sale of additional shares of Series B Preferred Stock, or other securities or instruments (see Note 17). In addition, management is in discussion with additional third parties about different financing options unrelated to the ELOC or Series B Preferred Stock that would make the use of those securities instruments no longer necessary. The Company is evaluating different term sheets to evaluate the best path forward.

The accompanying consolidated financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to its ability to continue as a going concern.

Risks and Uncertainties

Global Conflict

Management continues to monitor the changing landscape of global conflicts and their potential impacts on its business. First among these concerns is the ongoing conflict in Ukraine, which has caused disruption in the grain, natural gas and fertilizer markets, and the result of which is uncertainty in pricing for those commodities. Because the Company relies on grains for part of its raw inputs, these disruptions could increase the supply costs. However, since the Company sources all its grain from local or known domestic suppliers, management considers that the impact of the Ukraine war is not significant based on the Company’s history and relationship with the existing farmers and growers. The other potential conflict the Company monitors is the threatening military activity between China and Taiwan. The Company used to source its glass bottles from suppliers in China and has recently migrated this production to Taiwan. Although the Company now has what it considers an adequate supply of its glass bottles at the current utilization rate, considering the potential disruption in Taiwan, the Company has started to evaluate new producers who can produce glass bottles in other countries. Finally, most recently the attacks on Israel and the resulting and potentially escalating tensions in the region could feed uncertainty in the oil markets, impacting prices for fuel, transportation, freight and other related items, impacting costs directly and indirectly leading to more inflation.

Inflation

The inflation rate could remain high in the foreseeable future. This could put cost pressure on the Company faster than it can raise prices on its products. In such cases the Company could lose money on products, or its margins or profits could decline. In other cases, consumers may choose to forgo making purchases that they do not deem to be essential, thereby impacting the Company’s growth plans. Likewise, labor pressures could continue to increase as employees become increasingly focused on their own standard of living, putting upward labor costs on the Company before the Company has achieved some or all of its growth plans. Management continues to focus on cost containment and is monitoring the risks associated with inflation and will continue to do so for the foreseeable future.

U.S. Government Operations

The chance that continued inaction in Congress to secure final passage of annual spending bills puts the Company at risk of a government shutdown, which could impact its ability to secure certain federal permits through the Alcohol and Tobacco Tax and Trade Bureau (the “TTB”), including transfer in bond permits, and formula or label approvals. Likewise, tribal partners the Company is working with to open HDC branded distilleries and tasting rooms will rely on securing their own TTB permits. Any government shutdown could slow down progress on development, opening or operating those locations.

Tariffs

In the first quarter of 2025, the Trump administration announced the imposition of 25% tariff on aluminum, which could increase prices for aluminum cans, impacting the input costs for the Company’s RTDs. In late March and early April the Trump administration instituted blanket tariffs of varying amounts on virtually all countries, resulting in market and consumer apprehension and retaliatory tariffs from many nations on American made goods. The Company remains firm that the Company’s exposure to the cost of tariffs on direct inputs remains low, and retaliatory tariffs on American products has no impact on the Company’s current customer base or revenue as the Company does not export. It is too soon to tell what the trickle down or secondary cost impacts will be on the Company’s business operations from the tariffs on imported goods.

The Company’s suppliers source some of the Company’s glass bottles from markets in Asia subject to recent tariff increases announced by the Trump administration in the first quarter of 2025 and April 2025. The Company does not believe these tariffs will materially impact gross margin as these glass bottles are used to make the Company’s most premium and highest priced products.

The Company source some labels and printed collateral from suppliers in Canada, and recent tariffs announced by the Trump administration on Canadian imports in the first quarter of 2025 could impact those items. However, these labels and print collateral items typically have a cost ranging from $0.10 to $1.00 each, and because these labels and print items are used for the Company’s most expensive and premium products, the Company does not believe the imposition of tariffs on those items will have a material effect on gross margin for those products.